Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance as of 1 January	$ 11,643	$ 12,367
Translation difference	415	(724)
Balance as of 31 December	$ 12,058	$ 11,643